COMMITMENTS	9 Months Ended
Sep. 30, 2021
Capital commitments [abstract]
COMMITMENTS

18.	COMMITMENTS

In the normal course of business, the Company enters into contracts that give rise to commitments. As at September 30, 2021, the Company had issued $8,202 of purchase orders for the acquisition of PPE and $2,704 in relation to the operations.